Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 5,143	$ 807	¥ 3,795	¥ 883
Debt securities, investments in equity	3,224				$ 506
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	1,818	285	478	299
Debt securities, investments in equity	65,108		5,187		$ 10,217
Interest And Investment Income [Member]
Short Term Investments [Line Items]
Debt securities available for sale realized gain	¥ 1,729	$ 271	¥ 0	¥ 0